Subsequent Event - Additional Information (Detail) (USD $)		1 Months Ended
	Sep. 30, 2013	Dec. 31, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Fees paid for waiver		$ 0
Employee funds used for purchase of common stock	$ 930,000	$ 934